Schedule of exchange rates applied (Details)	5 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 20, 2026	Jun. 20, 2025
Australia, Dollars
ScheduleOfExchangeRatesAppliedLineItems [Line Items]
Closing foreign exchange rate			0.6869	0.6550
Average foreign exchange rate	0.7080	0.6785
India, Rupees
ScheduleOfExchangeRatesAppliedLineItems [Line Items]
Closing foreign exchange rate			0.0106	0.0117
Average foreign exchange rate	0.0107	0.0110
Singapore, Dollars
ScheduleOfExchangeRatesAppliedLineItems [Line Items]
Closing foreign exchange rate			1.0000	1.0000
Average foreign exchange rate	1.0000	1.0000
Malaysia, Ringgits
ScheduleOfExchangeRatesAppliedLineItems [Line Items]
Closing foreign exchange rate			0.2457	0.2373
Average foreign exchange rate	0.2516	0.2446
United Kingdom, Pounds
ScheduleOfExchangeRatesAppliedLineItems [Line Items]
Closing foreign exchange rate			1.3227	1.3729
Average foreign exchange rate	1.3419	1.3420
Oman, Rials
ScheduleOfExchangeRatesAppliedLineItems [Line Items]
Closing foreign exchange rate			2.5974	2.5974
Average foreign exchange rate	2.5975	2.5975
United Arab Emirates, Dirhams
ScheduleOfExchangeRatesAppliedLineItems [Line Items]
Closing foreign exchange rate			0.2723	0.2723
Average foreign exchange rate	0.2723	0.2723
Philippines, Pesos
ScheduleOfExchangeRatesAppliedLineItems [Line Items]
Closing foreign exchange rate			0.0163	0.0178
Average foreign exchange rate	0.0166	0.0170